RELATED PARTY TRANSACTIONS (Details)					1 Months Ended		3 Months Ended		6 Months Ended
	Jul. 12, 2018 USD ($)	Oct. 17, 2017 USD ($)	Aug. 15, 2017 train	Sep. 05, 2015 USD ($) quarterly_payment	Aug. 31, 2017 USD ($)	May 31, 2016 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018	Dec. 31, 2017 USD ($)
Related Party Transaction
Distributions paid									$ 63,347,000	$ 89,236,000
Debt guarantee							$ 438,800,000		438,800,000
Golar
Related Party Transaction
Distributions paid							9,200,000	$ 13,100,000	18,300,000	26,200,000
Golar | Golar Tundra
Related Party Transaction
Additional amount, percent per annum of deferred purchase price		5.00%
Golar | Deposits paid to Golar
Related Party Transaction
Amount of transaction with related party		$ 107,200,000			$ 70,000,000	$ 107,200,000
Interest rate					5.00%
Interest income from related parties							0	2,200,000	$ 0	4,500,000
Golar Management
Related Party Transaction
Management fee (percentage)									5.00%
Required notice for termination of management service agreement (in days)									120 days
Golar Management | Ship management fees
Related Party Transaction
Required notice for termination of management service agreement (in days)									30 days
Golar, Keppel, and B&V
Related Party Transaction
Operating expense reimbursement									50.00%
Operating expense reimbursement, withholding taxes									50.00%
Operating expense reimbursement, maximum exposure, period									8 years
Guarantor obligations, maximum exposure							20,000,000		$ 20,000,000
Operating expense reimbursement, net							800,000		800,000
Golar, Keppel, and B&V | Golar Hilli LLC
Related Party Transaction
Acquired interest, equivalent percentage			50.00%
Number of liquefaction trains contracted | train			2
Total number of liquefaction trains | train			4
Fortune Lianjiang Shipping | Golar Hilli LLC
Related Party Transaction
Covenant, free liquid assets	$ 30,000,000
Covenant, net debt to EBITDA leverage ratio, maximum	6.5
Covenant, consolidated tangible net worth	$ 123,950,000
Hilli LLC
Related Party Transaction
Business acquisition, percentage of interests acquired	50.00%										50.00%
Affiliated Entity | PT Pesona
Related Party Transaction
Agency expense							100,000	$ 500,000	300,000	$ 600,000
Hilli LLC
Related Party Transaction
Dividend receivable							3,900,000		3,900,000
Other Current Liabilities
Related Party Transaction
Guarantees, fair value							1,900,000		1,900,000
Other Noncurrent Liabilities
Related Party Transaction
Guarantees, fair value							7,400,000		$ 7,400,000
Maximum | Golar, Keppel, and B&V
Related Party Transaction
Operating expense reimbursement									50.00%
Operating expense reimbursement, threshold									$ 32,400,000
Operating expense reimbursement, withholding taxes									50.00%
Operating expense reimbursement, withholding taxes, threshold									$ 4,200,000
Minimum | Golar, Keppel, and B&V
Related Party Transaction
Operating expense reimbursement, threshold									39,500,000
Operating expense reimbursement, withholding taxes, threshold									5,200,000
Hilli Facility | Hilli LLC
Related Party Transaction
Long-term debt, term				10 years
Debt instrument, face amount				$ 960,000,000
Number of quarterly repayments | quarterly_payment				40
Percentage of quarterly repayments of construction costs				1.375%
Basis spread on variable rate				3.95%
Interest Rate Swap
Related Party Transaction
Notional amount							1,743,080,000		1,743,080,000
Interest Rate Swap | Hilli LLC
Related Party Transaction
Notional amount												$ 480,000,000.0
Hilli LLC
Related Party Transaction
Cash distributions declared							$ 3,900,000		$ 6,900,000
PT Pesona | Affiliated Entity
Related Party Transaction
Noncontrolling interest, ownership percentage by noncontrolling owners							51.00%		51.00%